FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - 12 months ended Dec. 31, 2017 - Foreign currency risk - Cash flow hedges
€ in Thousands, £ in Thousands, MXN in Thousands, CAD in Thousands, AUD in Thousands, $ in Thousands
	USD ($)	CAD	MXN	EUR (€)	GBP (£)	AUD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 165,415
Financial assets, carrying value	1,321
Financial liabilities, carrying value	(2,644)
Net financial assets (liabilities)	$ (1,323)
Minimum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	0 months
Maximum
Disclosure of detailed information about hedging instruments [line items]
Remaining maturity	12 months
Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 37,363				£ 28,290
Average exchange rate	1.3207
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	(859)
Net financial assets (liabilities)	(859)
Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 37,526			€ 31,625
Average exchange rate	1.1866
Financial assets, carrying value	$ 64
Financial liabilities, carrying value	(687)
Net financial assets (liabilities)	(623)
Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 35,768	CAD 45,596
Average exchange rate	0.7845
Financial assets, carrying value	$ 62
Financial liabilities, carrying value	(629)
Net financial assets (liabilities)	(567)
Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 40,613	CAD 52,425
Average exchange rate	0.7747
Financial assets, carrying value	$ 1,189
Financial liabilities, carrying value	(26)
Net financial assets (liabilities)	1,163
Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 5,738					AUD 7,542
Average exchange rate	0.7608
Financial assets, carrying value	$ 6
Financial liabilities, carrying value	(142)
Net financial assets (liabilities)	(136)
Buy MXN/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 7,472		MXN 145,025
Average exchange rate	0.0515
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	(280)
Net financial assets (liabilities)	(280)
Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 935		MXN 19,040
Average exchange rate	0.0491
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	(21)
Net financial assets (liabilities)	$ (21)